UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 86.8%
Communications - 3.7%
289,525	America Movil SAB de CV, ADR	$4,496,323
23,159	Cisco Systems, Inc.	659,337
1,100	eBay, Inc. (a)	26,246
249,738	Telefonica SA, ADR	2,779,584
37,860	Twenty-First Century Fox, Inc., Class A	1,055,537
8,695	Viacom, Inc., Class B	358,929
		9,375,956
Consumer Discretionary - 7.9%
80,454	Apollo Education Group, Inc., Class A (a)	660,930
37,860	Comcast Corp., Class A	2,312,489
16,020	CST Brands, Inc.	613,406
9,990	CVS Health Corp.	1,036,263
105,542	Discovery Communications, Inc., Class A (a)	3,021,667
4,641	Discovery Communications, Inc., Class C (a)	125,307
16,250	General Motors Co.	510,738
67,162	H&R Block, Inc.	1,774,420
278,490	Lincoln Educational Services Corp. (a)	690,655
18,550	Lowe's Cos., Inc.	1,405,162
7,656	McDonald's Corp.	962,206
2,100	Michael Kors Holdings, Ltd. (a)	119,616
3,250	Sally Beauty Holdings, Inc. (a)	105,235
1,176	The Andersons, Inc.	36,938
4,725	The Home Depot, Inc.	630,457
290	Time Warner Cable, Inc.	59,340
12,650	Time Warner, Inc.	917,757
28,135	Vitamin Shoppe, Inc. (a)	871,060
50,050	Wal-Mart Stores, Inc.	3,427,924
7,050	Yum! Brands, Inc.	577,043
		19,858,613
Consumer Staples - 24.9%
5,466	Alliance One International, Inc. (a)	95,983
62,500	Altria Group, Inc.	3,916,250
15,100	British American Tobacco PLC, ADR	1,765,341
13,200	Coca-Cola HBC AG, ADR (a)	277,200
48,435	ConAgra Foods, Inc.	2,161,169
8,785	Diageo PLC, ADR	947,638
30,050	Dr. Pepper Snapple Group, Inc.	2,687,071
20,100	Kelly Services, Inc., Class A	384,312
79,757	Molson Coors Brewing Co., Class B	7,671,028
12,100	Monster Beverage Corp. (a)	1,613,898
91,660	PepsiCo, Inc.	9,393,317
82,520	Philip Morris International, Inc.	8,096,037
449,921	Tesco PLC, ADR (a)	3,729,845
64,300	The Coca-Cola Co.	2,982,877
2,845	The JM Smucker Co.	369,395
203,368	The Kroger Co.	7,778,826
33,925	The Procter & Gamble Co.	2,792,367
121,720	The Western Union Co.	2,347,979
81,550	Unilever NV, ADR	3,643,654
		62,654,187
Energy - 3.3%
144,810	BP PLC, ADR	4,370,366
15,830	Chevron Corp.	1,510,182
15,600	ConocoPhillips	628,212
7,800	Phillips 66	675,402
19,100	Valero Energy Corp.	1,225,074
		8,409,236
Financials - 16.7%
42,250	Aflac, Inc.	2,667,665
39,000	American International Group, Inc.	2,107,950
1,280	Ameriprise Financial, Inc.	120,333
213,649	Bank of America Corp.	2,888,534
16,000	Berkshire Hathaway, Inc., Class B (a)	2,270,080
570	Capital One Financial Corp.	39,507
71,174	Central Pacific Financial Corp.	1,549,458
23,650	Citigroup, Inc.	987,387
5,616	Colliers International Group, Inc.	212,622
130,068	Credit Suisse Group AG, ADR	1,837,861
5,616	FirstService Corp.	229,919
82,110	Franklin Resources, Inc.	3,206,395
24,900	Legg Mason, Inc.	863,532
10,525	Marsh & McLennan Cos., Inc.	639,815
60,150	MasterCard, Inc., Class A	5,684,175
1,100	PayPal Holdings, Inc. (a)	42,460
4,010	The Allstate Corp.	270,154
217,200	The Bank of New York Mellon Corp.	7,999,476
38,418	The Travelers Cos., Inc.	4,483,765
7,350	U.S. Bancorp	298,336
21,849	Unum Group	675,571
31,600	Visa, Inc., Class A	2,416,768
23,000	Waddell & Reed Financial, Inc., Class A	541,420
500	Wells Fargo & Co.	24,180
		42,057,363
Health Care - 20.5%
42,600	Abbott Laboratories	1,781,958
2,900	Alkermes PLC (a)	99,151
23,591	Anthem, Inc.	3,278,913
8,795	Baxalta, Inc.	355,318
17,200	Becton Dickinson and Co.	2,611,304
5,020	Biogen, Inc. (a)	1,306,806
23,580	Community Health Systems, Inc. (a)	436,466
47,424	Express Scripts Holding Co. (a)	3,257,555
525	Gilead Sciences, Inc.	48,226
44,300	GlaxoSmithKline PLC, ADR	1,796,365
59,240	Johnson & Johnson	6,409,768
1,100	Laboratory Corp. of America Holdings (a)	128,843
95,003	Medtronic PLC	7,125,225
105,169	Merck & Co., Inc.	5,564,492
13,582	Pfizer, Inc.	402,570
50,267	Quest Diagnostics, Inc.	3,591,577
10,280	St. Jude Medical, Inc.	565,400
60,674	UnitedHealth Group, Inc.	7,820,879
47,400	Zimmer Biomet Holdings, Inc.	5,054,262
		51,635,078
Industrials - 3.4%
1,400	AGCO Corp.	69,580
270,100	Corning, Inc.	5,642,389
12,500	Raytheon Co.	1,532,875
5,675	Textainer Group Holdings, Ltd.	84,217
2,550	The Boeing Co.	323,697
8,515	United Parcel Service, Inc., Class B	898,077
		8,550,835
Information Technology - 4.1%
14,625	Intel Corp.	473,119
115,147	Microsoft Corp.	6,359,569
82,320	Oracle Corp.	3,367,711
		10,200,399
Materials - 2.0%
30,715	E.I. du Pont de Nemours & Co.	1,944,874
7,000	LyondellBasell Industries NV, Class A	599,060
47,350	The Dow Chemical Co.	2,408,221
		4,952,155
Telecommunications - 0.2%
7,335	Verizon Communications, Inc.	396,677
Transportation- 0.1%
2,010	Union Pacific Corp.	159,896

Total Common Stock (Cost $145,854,205)	218,250,395
Principal	Rate	Maturity	Value
Fixed Income Securities - 0.2%
Corporate Non-Convertible Bonds - 0.0%
Energy - 0.0%
$18,000	Devon Energy Corp. (Cost $16,900)	2.25%	12/15/18	$16,810
U.S. Treasury Securities - 0.2%
345,000	U.S. Treasury Bill (b) (Cost $344,601)	0.46	06/30/16	344,822
Total Fixed Income Securities (Cost $361,501)	$361,632
Total Investments - 87.0% (Cost $146,215,706)*	218,612,027
Other Assets & Liabilities, Net – 13.0%	32,741,200
Net Assets – 100.0%	$251,353,227

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Rate presented is yield to maturity.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$85,876,737
Gross Unrealized Depreciation	(13,480,416)
Net Unrealized Appreciation	$72,396,321

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.
	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$9,375,956	$-	$-	$9,375,956
Consumer Discretionary	19,858,613	-	-	19,858,613
Consumer Staples	62,654,187	-	-	62,654,187
Energy	8,409,236	-	-	8,409,236
Financials	42,057,363	-	-	42,057,363
Health Care	51,635,078	-	-	51,635,078
Industrials	8,550,835	-	-	8,550,835
Information Technology	10,200,399	-	-	10,200,399
Materials	4,952,155	-	-	4,952,155
Telecommunications	396,677	-	-	396,677
Transportation	159,896	-	-	159,896
Corporate Non-Convertible Bonds	-	16,810	-	16,810
U.S. Treasury Securities	-	344,822	-	344,822
Total Investments At Value	$218,250,395	$361,632	$-	$218,612,027

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 100.1%
Consumer Discretionary - 15.2%
90,500	CarMax, Inc. (a)	$4,624,550
3,200	Chipotle Mexican Grill, Inc. (a)	1,507,104
125,000	IMAX Corp. (a)	3,886,250
270,000	LKQ Corp. (a)	8,621,100
37,000	Signet Jewelers, Ltd.	4,589,110
		23,228,114
Financials - 23.0%
43,000	American Tower Corp. REIT	4,401,910
97,000	Discover Financial Services	4,939,240
3,800	Markel Corp. (a)	3,387,966
12,000	McGraw-Hill Financial, Inc.	1,187,760
82,000	Moody's Corp.	7,917,920
95,000	PRA Group, Inc. (a)	2,792,050
124,000	SEI Investments Co.	5,338,200
64,000	Verisk Analytics, Inc., Class A (a)	5,114,880
		35,079,926
Health Care - 10.5%
10,300	Biogen, Inc. (a)	2,681,296
34,000	Celgene Corp. (a)	3,403,060
117,000	ExamWorks Group, Inc. (a)	3,458,520
8,500	Illumina, Inc. (a)	1,377,935
8,400	Intuitive Surgical, Inc. (a)	5,048,820
		15,969,631
Industrials - 18.6%
24,000	Exponent, Inc.	1,224,240
46,100	Fastenal Co.	2,258,900
70,600	Healthcare Services Group, Inc.	2,598,786
33,000	Roper Technologies, Inc.	6,031,410
42,000	Stericycle, Inc. (a)	5,299,980
18,350	TransDigm Group, Inc. (a)	4,043,239
87,200	WageWorks, Inc. (a)	4,413,192
38,000	Waste Connections, Inc.	2,454,420
		28,324,167
Information Technology - 28.6%
5,500	Alphabet, Inc., Class C (a)	4,097,225
70,000	ANSYS, Inc. (a)	6,262,200
51,000	Blackbaud, Inc.	3,207,390
15,600	CoStar Group, Inc. (a)	2,935,452
64,000	Envestnet, Inc. (a)	1,740,800
30,400	MasterCard, Inc., Class A	2,872,800
13,000	QUALCOMM, Inc.	664,820
96,000	Red Hat, Inc. (a)	7,152,960
87,850	Trimble Navigation, Ltd. (a)	2,178,680
22,000	Tyler Technologies, Inc. (a)	2,829,420
126,000	Visa, Inc., Class A	9,636,480
		43,578,227
Materials - 4.2%
58,000	Ecolab, Inc.	6,468,160
Total Common Stock (Cost $103,217,768)	152,648,225
Total Investments - 100.1% (Cost $103,217,768)*	$152,648,225
Other Assets & Liabilities, Net – (0.1)%	(92,261)
Net Assets – 100.0%	$152,555,964

REIT Real Estate Investment Trust
(a) Non-income producing security.
*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,354,829
Gross Unrealized Depreciation	(4,924,372)
Net Unrealized Appreciation	$49,430,457

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$152,648,225
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$152,648,225

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 96.8%
Consumer Discretionary - 19.7%
19,159	CarMax, Inc. (a)	$979,025
992	Chipotle Mexican Grill, Inc. (a)	467,202
26,112	IMAX Corp. (a)	811,822
49,060	LKQ Corp. (a)	1,566,486
5,109	Signet Jewelers, Ltd.	633,669
		4,458,204
Financials - 18.8%
8,117	Financial Engines, Inc.	255,117
788	Markel Corp. (a)	702,557
9,654	Moody's Corp.	932,190
15,876	PRA Group, Inc. (a)	466,596
20,000	SEI Investments Co.	861,000
12,892	Verisk Analytics, Inc., Class A (a)	1,030,329
		4,247,789
Health Care - 10.3%
17,428	AAC Holdings, Inc. (a)	344,900
3,671	Bio-Techne Corp.	346,983
24,948	ExamWorks Group, Inc. (a)	737,463
1,194	Illumina, Inc. (a)	193,559
1,187	Intuitive Surgical, Inc. (a)	713,447
		2,336,352
Industrials - 20.4%
7,520	Exponent, Inc.	383,595
4,328	Fastenal Co.	212,072
16,353	Healthcare Services Group, Inc.	601,954
5,198	Roper Industries, Inc.	950,038
6,229	Stericycle, Inc. (a)	786,037
1,478	TransDigm Group, Inc. (a)	325,663
17,756	WageWorks, Inc. (a)	898,631
7,018	Waste Connections, Inc.	453,293
		4,611,283
Information Technology - 22.1%
14,692	ANSYS, Inc. (a)	1,314,346
7,013	Blackbaud, Inc.	441,048
3,581	CoStar Group, Inc. (a)	673,837
17,308	Envestnet, Inc. (a)	470,778
14,324	Red Hat, Inc. (a)	1,067,281
21,828	Trimble Navigation, Ltd. (a)	541,334
3,909	Tyler Technologies, Inc. (a)	502,736
		5,011,360
Materials - 3.8%
7,789	Ecolab, Inc.	868,629
Telecommunication Services - 1.7%
3,820	SBA Communications Corp., Class A (a)	382,650
Total Common Stock (Cost $17,962,416)	21,916,267
Total Investments - 96.8% (Cost $17,962,416)*	$21,916,267
Other Assets & Liabilities, Net – 3.2%	719,813
Net Assets – 100.0%	$22,636,080

(a) Non-income producing security.
*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,670,418
Gross Unrealized Depreciation	(716,567)
Net Unrealized Appreciation	$3,953,851

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$21,916,267
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$21,916,267

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 99.2%
Commercial and Professional Services - 0.3%
646	The Advisory Board Co. (a)	$20,833
Consumer Discretionary - 20.2%
1,120	Carter's, Inc.	118,026
2,004	Chuy's Holdings, Inc. (a)	62,264
1,353	Drew Industries, Inc.	87,214
7,361	Duluth Holdings, Inc. (a)	143,466
21,723	Good Times Restaurants, Inc. (a)	86,458
7,927	IMAX Corp. (a)	246,450
1,752	Lithia Motors, Inc., Class A	153,002
5,560	MCBC Holdings, Inc. (a)	78,285
1,993	Monro Muffler Brake, Inc.	142,440
3,414	National CineMedia, Inc.	51,927
27,392	Performance Sports Group, Ltd. (a)	87,107
1,873	SeaWorld Entertainment, Inc.	39,445
1,262	Sotheby's	33,733
2,132	Zoe's Kitchen, Inc. (a)	83,127
		1,412,944
Consumer Staples - 3.3%
2,468	Calavo Growers, Inc.	140,824
16,129	Inventure Foods, Inc. (a)	91,129
		231,953
Energy - 0.4%
981	Oil States International, Inc. (a)	30,921
Financials - 11.4%
3,355	Financial Engines, Inc.	105,448
2,487	Glacier Bancorp, Inc.	63,220
4,469	OneBeacon Insurance Group, Ltd., Class A	56,890
6,496	PRA Group, Inc. (a)	190,917
1,373	ProAssurance Corp.	69,474
1,067	The Navigators Group, Inc. (a)	89,489
6,694	WSFS Financial Corp.	217,689
		793,127
Health Care - 16.4%
10,444	AAC Holdings, Inc. (a)	206,687
755	Atrion Corp.	298,497
2,048	Cepheid (a)	68,321
1,105	DexCom, Inc. (a)	75,041
7,361	ExamWorks Group, Inc. (a)	217,591
3,387	HealthStream, Inc. (a)	74,819
1,918	National HealthCare Corp.	119,491
4,288	Novadaq Technologies, Inc. (a)	47,554
3,500	Teladoc, Inc. (a)	33,600
		1,141,601
Industrials - 21.0%
1,864	Beacon Roofing Supply, Inc. (a)	76,443
2,479	Colfax Corp. (a)	70,875
6,476	Douglas Dynamics, Inc.	148,365
2,769	Exponent, Inc.	141,247
5,053	Healthcare Services Group, Inc.	186,001
3,249	HEICO Corp., Class A	154,652
929	MSC Industrial Direct Co., Inc.	70,892
5,753	Rexnord Corp. (a)	116,326
4,160	Rush Enterprises, Inc., Class A (a)	75,878
1,705	The Middleby Corp. (a)	182,043
4,750	WageWorks, Inc. (a)	240,397
		1,463,119
Information Technology - 26.2%
4,039	3D Systems Corp. (a)	62,483
2,230	Blackbaud, Inc.	140,245
884	BroadSoft, Inc. (a)	35,669
5,107	Computer Modelling Group, Ltd.	39,873
856	CoStar Group, Inc. (a)	161,073
2,624	Cvent, Inc. (a)	56,154
2,394	Ellie Mae, Inc. (a)	216,992
6,271	Envestnet, Inc. (a)	170,571
3,855	EVERTEC, Inc.	53,893
2,626	Fleetmatics Group PLC (a)	106,904
2,604	Guidewire Software, Inc. (a)	141,866
562	Littelfuse, Inc.	69,188
1,305	NVE Corp.	73,772
4,645	PROS Holdings, Inc. (a)	54,765
1,683	Shutterfly, Inc. (a)	78,041
1,905	SPS Commerce, Inc. (a)	81,801
369	The Ultimate Software Group, Inc. (a)	71,401
1,682	Tyler Technologies, Inc. (a)	216,322
		1,831,013
Total Common Stock (Cost $6,926,499)	6,925,511
Total Investments - 99.2% (Cost $6,926,499)*	$6,925,511
Other Assets & Liabilities, Net – 0.8%	54,448
Net Assets – 100.0%	$6,979,959

PLC Public Limited Company
(a) Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$846,775
Gross Unrealized Depreciation	(847,763)
Net Unrealized Depreciation	$(988)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$6,925,511
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$6,925,511

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 99.3%

Consumer Discretionary - 16.8%
39,517	Comcast Corp., Class A	$2,413,698
35,799	Foot Locker, Inc.	2,309,035
104,476	Ford Motor Co.	1,410,426
71,083	General Motors Co.	2,234,139
24,699	Lear Corp.	2,745,788
35,979	Lowe's Cos., Inc.	2,725,409
27,964	Target Corp.	2,300,878
19,241	The Home Depot, Inc.	2,567,327
		18,706,700
Consumer Staples - 6.5%
26,105	CVS Health Corp.	2,707,871
56,488	Pinnacle Foods, Inc.	2,523,884
52,444	The Kroger Co.	2,005,983
		7,237,738
Energy - 4.8%
19,730	Exxon Mobil Corp.	1,649,231
34,531	Valero Energy Corp.	2,214,818
50,116	Western Refining, Inc.	1,457,874
		5,321,923
Financials - 11.9%
196,972	Huntington Bancshares, Inc.	1,879,113
35,509	JPMorgan Chase & Co.	2,102,843
49,426	Lincoln National Corp.	1,937,499
25,768	Prudential Financial, Inc.	1,860,965
55,253	SunTrust Banks, Inc.	1,993,528
12,374	The Goldman Sachs Group, Inc.	1,942,471
53,253	Voya Financial, Inc.	1,585,342
		13,301,761
Health Care - 17.8%
22,305	Aetna, Inc.	2,505,967
23,948	AmerisourceBergen Corp.	2,072,699
14,044	Amgen, Inc.	2,105,617
27,886	Amsurg Corp. (a)	2,080,296
36,627	Centene Corp. (a)	2,255,124
25,314	Gilead Sciences, Inc.	2,325,344
12,132	McKesson Corp.	1,907,757
35,309	Merck & Co., Inc.	1,868,199
20,554	UnitedHealth Group, Inc.	2,649,411
		19,770,414
Industrials - 10.3%
47,454	Delta Air Lines, Inc.	2,310,061
11,001	Northrop Grumman Corp.	2,177,098
26,662	Orbital ATK, Inc.	2,317,994
58,703	Southwest Airlines Co.	2,629,894
46,127	Spirit AeroSystems Holdings, Inc., Class A (a)	2,092,321
		11,527,368
Information Technology - 22.1%
2,870	Alphabet, Inc., Class C (a)	2,138,007
24,396	Apple, Inc.	2,658,920
54,411	CDW Corp.	2,258,057
21,760	DST Systems, Inc.	2,453,875
35,172	Electronic Arts, Inc. (a)	2,325,221
61,344	Intel Corp.	1,984,478
94,528	Jabil Circuit, Inc.	1,821,555
42,460	Microsoft Corp.	2,345,066
27,627	Skyworks Solutions, Inc.	2,152,143
121,785	Teradyne, Inc.	2,629,338
58,465	Tessera Technologies, Inc.	1,812,415
		24,579,075
Materials - 6.7%
17,088	Air Products & Chemicals, Inc.	2,461,527
37,682	Avery Dennison Corp.	2,717,249
45,077	The Dow Chemical Co.	2,292,616
		7,471,392
Telecommunications - 2.4%
67,014	AT&T, Inc.	2,624,938
Total Common Stock (Cost $100,641,495)	110,541,309
Total Investments - 99.3% (Cost $100,641,495)*	$110,541,309
Other Assets & Liabilities, Net – 0.7%	651,281
Net Assets – 100.0%	$111,192,590

(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,283,095
Gross Unrealized Depreciation	(5,383,281)
Net Unrealized Appreciation	$9,899,814

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$110,541,309
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$110,541,309

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 98.5%
Consumer Discretionary - 11.2%
196,113	Denny's Corp. (a)	$2,031,731
114,056	Nutrisystem, Inc.	2,380,349
151,141	Ruth's Hospitality Group, Inc.	2,782,506
57,831	Skechers U.S.A., Inc., Class A (a)	1,760,954
79,400	Smith & Wesson Holding Corp. (a)	2,113,628
73,221	Tower International, Inc.	1,991,611
216,341	ZAGG, Inc. (a)	1,949,232
		15,010,011
Consumer Staples - 3.8%
52,956	Cal-Maine Foods, Inc.	2,748,946
133,853	Dean Foods Co.	2,318,334
		5,067,280
Energy - 3.2%
111,164	Matrix Service Co. (a)	1,967,603
601,122	Navios Maritime Acquisition Corp.	955,784
376,069	Teekay Tankers, Ltd., Class A	1,380,173
		4,303,560
Financials - 21.5%
83,519	Amtrust Financial Services, Inc.	2,161,472
326,483	Ashford Hospitality Trust, Inc. REIT	2,082,961
393,760	Cowen Group, Inc., Class A (a)	1,500,226
83,626	Employers Holdings, Inc.	2,353,236
44,054	Evercore Partners, Inc., Class A	2,279,794
45,150	FBL Financial Group, Inc., Class A	2,777,628
82,724	FCB Financial Holdings, Inc., Class A (a)	2,751,400
111,403	Federated National Holding Co.	2,190,183
97,874	Heritage Insurance Holdings, Inc.	1,563,048
107,308	InfraREIT, Inc. REIT	1,829,601
148,803	Maiden Holdings, Ltd.	1,925,511
121,484	National General Holdings Corp.	2,622,840
59,955	QTS Realty Trust, Inc., Class A REIT	2,840,668
		28,878,568
Health Care - 17.7%
36,068	Amsurg Corp. (a)	2,690,673
240,506	BioTelemetry, Inc. (a)	2,809,110
55,727	HealthSouth Corp.	2,097,007
21,292	ICU Medical, Inc. (a)	2,216,497
60,470	INC Research Holdings, Inc., Class A (a)	2,491,969
216,366	MiMedx Group, Inc. (a)	1,891,039
58,585	NuVasive, Inc. (a)	2,850,160
78,816	PharMerica Corp. (a)	1,742,622
143,348	Select Medical Holdings Corp.	1,692,940
110,912	Sucampo Pharmaceuticals, Inc., Class A (a)	1,212,268
139,966	Supernus Pharmaceuticals, Inc. (a)	2,134,481
		23,828,766
Industrials - 15.4%
66,960	Argan, Inc.	2,354,314
73,265	Comfort Systems USA, Inc.	2,327,629
41,941	Deluxe Corp.	2,620,893
42,950	EMCOR Group, Inc.	2,087,370
55,114	ITT Corp.	2,033,156
55,392	Matson, Inc.	2,225,097
125,589	RPX Corp. (a)	1,414,132
28,808	The Greenbrier Cos., Inc.	796,253
19,720	UniFirst Corp.	2,151,846
207,162	Wabash National Corp. (a)	2,734,538
		20,745,228
Information Technology - 21.6%
254,607	Brocade Communications Systems, Inc.	2,693,742
81,281	Cirrus Logic, Inc. (a)	2,959,441
86,218	Gigamon, Inc. (a)	2,674,482
102,252	Inphi Corp. (a)	3,409,082
124,586	Integrated Device Technology, Inc. (a)	2,546,538
200,258	InvenSense, Inc. (a)	1,682,167
152,393	Ixia (a)	1,898,817
35,201	j2 Global, Inc.	2,167,678
57,000	Methode Electronics, Inc.	1,666,680
101,754	Sanmina Corp. (a)	2,379,008
59,261	Tessera Technologies, Inc.	1,837,091
208,484	The Hackett Group, Inc.	3,152,278
		29,067,004
Materials - 4.1%
172,956		2,222,484
91,048		3,351,477
		5,573,961
Total Common Stock (Cost $134,772,635)	132,474,378
Total Investments - 98.5% (Cost $134,772,635)*	$132,474,378
Other Assets & Liabilities, Net – 1.5%	2,053,015
Net Assets – 100.0%	$134,527,393

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$10,114,402
Gross Unrealized Depreciation	(12,412,659)
Net Unrealized Depreciation	$(2,298,257)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$132,474,378
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$132,474,378

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS
By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 28, 2016

By:	/s/ Karen Shaw
Karen Shaw, Principal FinancialOfficer

Date:	April 28, 2016